CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 6,369	$ 4,190
Restricted cash	63	38
Marketable securities (Note 3)	153	139
Trade receivables (net of allowance for doubtful accounts of $ 46 at December 31, 2012 and 2013, respectively)	943	1,066
Deferred income taxes (Note 9d)		371
Other accounts receivable and prepaid expenses (Note 4)	147	175
Total current assets	7,675	5,979
LONG-TERM ASSETS:
Lease deposits		4
Severance pay fund	725	658
Total long-term assets	725	662
PROPERTY AND EQUIPMENT, NET (Note 5)	183	245
OTHER ASSETS:
Intangible assets, net (Note 6a)	567	759
Goodwill	3,479	3,479
Total other assets	4,046	4,238
Total assets	12,629	11,124
CURRENT LIABILITIES:
Trade payables	254	279
Accrued expenses and other liabilities (Note 7)	2,200	2,393
Deferred revenues	1,766	1,648
Liabilities of discontinued operations (Note 1a)	362	435
Total current liabilities	4,582	4,755
LONG-TERM LIABILITIES:
Accrued severance pay	857	800
Deferred tax liability	29
COMMITMENTS AND CONTINGENT LIABILITIES (Note 8)
SHAREHOLDERS' EQUITY (Note 11):
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 12,000,000 shares at December 31, 2012 and 2013; Issued: 4,625,707 at December 31, 2012 and 4,670,957 at December 31, 2013; Outstanding: 4,620,307 shares at December 31, 2012 and 4,665,557 at December 31, 2013	13	13
Additional paid-in capital	20,317	20,120
Treasury shares (5,400 Ordinary shares at December 31, 2012 and 2013)	(29)	(29)
Accumulated other comprehensive loss	(6)	5
Accumulated deficit	(13,134)	(14,540)
Total shareholders' equity	7,161	5,569
Total liabilities and shareholders' equity	$ 12,629	$ 11,124